Other assets	12 Months Ended
Dec. 31, 2024
Miscellaneous assets [abstract]
Other assets	Other assets

	December 31, 2024	December 31, 2023

Advances to employees	2,604	2,671
Advances to suppliers	3,052	606
Prepaid expenses (a)	7,163	6,081
Intangible asset acquisition rights	—	1,886
Unamortized fund structuring costs (b)	394	—
Other current assets	1,468	537
Other current assets	14,681	11,781
Prepaid expenses (a)	168	266
Unamortized debt issuance costs	—	1,235
Unamortized fund structuring costs (b)	3,553	—
Deposits on lease agreements (c)	2,247	2,012
Other non-current assets	618	285
Other non-current assets	6,586	3,798

(a)Prepaid expenses are comprised of SPAC life extension costs, IT related services and insurance. These costs will be recognized as an expense in the period the services are provided.
(b)Fund structuring costs represent the cost incurred in the set-up of funds. The cost incurred will be amortized over the life of the respective funds.
(c)Deposits and guarantees on lease agreements are subject to reimbursement at the end of the lease contract period. Interest is not charged on these deposits.